February 15, 2019

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:            The Boston Trust & Walden Funds, File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

On behalf of The Boston Trust & Walden Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 162 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to revise principal investment strategy disclosures for Walden Asset Management Fund, a series of the Trust.

If you have any questions, please contact Philip Sineneng at (614) 469-3217 or the undersigned at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible
Michael V. Wible

Michael.Wible@ThompsonHine.com Direct: 614.469.3297	mw 4847-8463-9821.2